Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share capital
Schedule of issued and outstanding common shares (with no par value)

	2021	2020
	$	$

20,776,217 (2020 – 20,208,948) common shares	219,579	211,527

Schedule of warrants outstanding

			Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number of	price	life
	warrants	C$	(years)

Balance - January 1, 2020	2,779,898	14.20	2.49
Granted	(1,556,154)	14.08	1.82
Balance - December 31, 2020	1,223,744	14.35	1.68
Expired	(13,600)	15.50	—
Exercised	(485,161)	15.33	0.32
Balance - December 31, 2021	724,983	13.81	1.23